Long-Term Debt - NOK Senior Unsecured Bonds - Additional Information (Details) $ in Thousands, € in Millions, kr in Billions	12 Months Ended
	Dec. 31, 2023 USD ($) term_loan	Dec. 31, 2023 NOK (kr) term_loan	Dec. 31, 2023 EUR (€) term_loan	Dec. 31, 2022 USD ($) term_loan	Dec. 31, 2022 NOK (kr) term_loan	Dec. 31, 2022 EUR (€) term_loan
Debt Instrument [Line Items]
Carrying amount of bonds	$ 1,076,274			$ 1,414,465
Reduction in 2021	$ 371,200
Number of term loans | term_loan	4	4	4
Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	2.11%
Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.45%
Unsecured Debt
Debt Instrument [Line Items]
Senior unsecured bonds issued | kr		kr 2.0			kr 2.9
Carrying amount of bonds	$ 196,610			290,703
Unsecured Debt | Cross-Currency Interest Rate Contract
Debt Instrument [Line Items]
Derivative, Notional Amount	$ 229,000
Unsecured Debt | Minimum | Cross-Currency Interest Rate Contract
Debt Instrument [Line Items]
Fixed interest rate	5.74%	5.74%	5.74%
Unsecured Debt | Maximum | Cross-Currency Interest Rate Contract
Debt Instrument [Line Items]
Fixed interest rate	6.37%	6.37%	6.37%
Unsecured Debt | NIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	4.90%
Euro-denominated Term Loans due in 2024
Debt Instrument [Line Items]
Carrying amount of bonds	$ 27,409		€ 24.8	$ 82,300		€ 76.9
Number of term loans | term_loan	1	1	1	2	2	2